Consolidated statement of cash flows - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Operating activities
Loss before tax	£ (126,101,000)	£ (18,682,000)	£ (41,118,000)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
– Depreciation and impairment of property, plant and equipment	1,018,000	724,000	1,577,000
– Share-based payment expense	911,000	493,000	1,636,000
– Net foreign exchange loss /(gain)	519,000	20,000	(483,000)
– Provision for social security contributions on employee share options	(73,000)	(723,000)	(738,000)
– Provision for deferred cash consideration	111,000	179,000	221,000
– Interest earned	(39,000)	(137,000)	(377,000)
– Finance charges	97,517,000	1,731,000	3,731,000
– Modification gain on bank loan		(456,000)	(456,000)
– Gain on bargain purchase		(3,680,000)	(3,681,000)
– Fair value remeasurement on contingent consideration			354,000
– Loss on disposal of intangible assets	11,302,000
– Transaction costs relating to PIPE	1,349
– Gain on disposal of fixed assets	(53,000)
Working capital adjustments:
– (Increase) in trade and other receivables	(553,000)	(1,483,000)	(936,000)
– (Decrease) in trade and other payables	(3,329,000)	(5,619,000)	(6,730,000)
– Tax credits received	6,263,000		1,069,000
Net cash flows from operating activities	(11,158,000)	(27,633,000)	(45,931,000)
Investing activities
Purchase of property, plant and equipment			(21,000)
Proceeds from sale of property, plant and equipment	59,000
Sale of intangible assets (net of transaction costs)	1,965,000
Proceeds from sale of short-term investments		12,463,000	32,865,000
Conversion of short-term investments into cash and cash equivalents		11,429,000
Acquisition of subsidiary	(354,000)	10,074,000	10,074,000
Interest earned	39,000	43,000	377,000
Net cash flows received in investing activities	1,709,000	34,009,000	43,295,000
Financing activities
Proceeds from issue of ordinary shares	20,136,000
Transaction costs on issue of shares	(1,307,000)	(761,000)	(761,000)
Proceeds from issue of convertible loan	44,375,000
Transaction costs issue of convertible loan	(3,598,000)
Capital repayment of bank loan	(8,011,000)
Purchase of treasury shares		(998,000)	(998,000)
Interest paid on bank loan	(581,000)	(865,000)	(1,739,000)
Payment of lease liabilities	(1,461,000)	(775,000)	(2,212,000)
Net cash generated from / (used in) financing activities	49,553,000	(3,399,000)	(5,710,000)
Net increase / (decrease) in cash and cash equivalents	40,104,000	2,977,000	(8,346,000)
Cash and cash equivalents at the beginning of the period	16,347,000	25,042,000	25,042,000
Effect of exchange rate changes on cash and cash equivalents	370,000	271,000	(349,000)
Cash and cash equivalents at the end of the period	£ 56,821,000	£ 28,290,000	£ 16,347,000